Note 18 - Condensed Parent Company Statements (Details) - Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
NET INCOME	$ 5,239,707	$ 1,943,859	$ 3,835,639
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	(5,029,478)	183,449	(163,480)
Income tax expense (credit) related to other items of comprehensive income	(1,942,249)	5,602	(617,676)
Comprehensive income (loss) of Bank	1,932,633	1,953,400	2,783,920
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
NET INCOME	5,239,707	1,943,859	3,835,639
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	28,392	8,652	(15,658)
Income tax expense (credit) related to other items of comprehensive income	10,505	3,200	(5,794)
Other comprehensive income (loss)	17,887	5,452	(9,864)
Comprehensive income (loss) of Bank	(3,324,961)	4,089	(1,041,855)
TOTAL COMPREHENSIVE INCOME	$ 1,932,633	$ 1,953,400	$ 2,783,920